Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Regulated Operations [Abstract]
Schedule of Property Plant and Equipment
The service life ranges and weighted average remaining service life of PPE as at December 31 were as follows.

	2023		2022
(years)	Service Life Ranges	Weighted Average Remaining Service Life	Service Life Ranges	Weighted Average Remaining Service Life
Distribution
Electric	5-80	31	5-80	31
Gas	18-95	38	18-95	39
Transmission
Electric	20-90	41	20-90	41
Gas	10-85	36	10-85	35
Generation	2-95	23	5-95	22
Other	3-80	10	3-80	11

($ millions)	Cost	Accumulated Depreciation	Net Book Value
2023
Distribution
Electric	14,352	(3,708)	10,644
Gas	6,682	(1,736)	4,946
Transmission
Electric	19,886	(4,267)	15,619
Gas	2,751	(843)	1,908
Generation	7,192	(2,739)	4,453
Other	4,444	(1,645)	2,799
Assets under construction	2,581	—	2,581
Land	435	—	435
	58,323	(14,938)	43,385

2022
Distribution
Electric	13,650	(3,715)	9,935
Gas	6,396	(1,626)	4,770
Transmission
Electric	19,056	(4,074)	14,982
Gas	2,600	(800)	1,800
Generation	7,173	(2,679)	4,494
Other	4,803	(1,610)	3,193
Assets under construction	2,094	—	2,094
Land	395	—	395
	56,167	(14,504)	41,663

Schedule of Jointly-Owned Facilities	As at December 31, 2023, interests in jointly owned facilities consisted of the following.

	Ownership		Accumulated	Net Book
($ millions, except as indicated)	(%)	Cost	Depreciation	Value
Transmission Facilities	Various	1,485	(432)	1,053
Springerville Common Facilities	86.0	530	(302)	228
Springerville Coal Handling Facilities	83.0	275	(136)	139
Four Corners Units 4 and 5 ("Four Corners")	7.0	271	(128)	143
Gila River Common Facilities	50.0	119	(45)	74
Luna Energy Facility ("Luna")	33.3	81	—	81
		2,761	(1,043)	1,718